UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CB Richard Ellis Global Real Estate Securities, LLC
Address: 250 W. Pratt Street
         Suite 2000
         Baltimore, MD  21201

13F File Number:  28-12075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeremy Anagnos, CFA
Title:     Managing Director
Phone:     (410) 244-3168

Signature, Place, and Date of Signing:

     /s/ Jeremy Anagnos, CFA     Baltimore, MD/USA     August 10, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $630,532 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXANDRIA REAL ESTATE EQ IN   COM              015271109    31673   499819 SH       SOLE                   159788        0   340031
AMERICAN CAMPUS CMNTYS INC     COM              024835100    32637  1195954 SH       SOLE                   385057        0   810897
AVALONBAY CMNTYS INC           COM              053484101    30035   321680 SH       SOLE                    81365        0   240315
BIOMED REALTY TRUST INC        COM              09063H107    17153  1066123 SH       SOLE                   274856        0   791267
BOSTON PROPERTIES INC          COM              101121101     4886    68496 SH       SOLE                    15332        0    53164
BRE PROPERTIES INC             CL A             05564E106    17205   465883 SH       SOLE                   119588        0   346295
BROOKDALE SR LIVING INC        COM              112463104    12961   864072 SH       SOLE                   388161        0   475911
CHESAPEAKE LODGING TR          SH BEN INT       165240102     7949   502492 SH       SOLE                   210752        0   291740
DIGITAL RLTY TR INC            COM              253868103    37628   652361 SH       SOLE                   182018        0   470343
DOUGLAS EMMETT INC             COM              25960p109    16467  1158035 SH       SOLE                   328565        0   829470
DUKE REALTY CORP               COM NEW          264411505    26669  2349711 SH       SOLE                   841601        0  1508110
DUPONT FABROS TECHNOLOGY INC   COM              26613q106     7844   319400 SH       SOLE                   189200        0   130200
ENTERTAINMENT PPTYS TR         COM SH BEN INT   29380t105     4450   116900 SH       SOLE                    24000        0    92900
EQUITY LIFESTYLE PPTYS INC     COM              29472r108    15552   322466 SH       SOLE                    82840        0   239626
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206    22113   314699 SH       SOLE                    77053        0   237646
FIRST POTOMAC RLTY TR          COM              33610f109      721    50200 SH       SOLE                    45100        0     5100
HCP INC                        COM              40414l109    33192  1029213 SH       SOLE                   324935        0   704278
HEALTH CARE REIT INC           COM              42217k106    31084   738006 SH       SOLE                   221267        0   516739
HERSHA HOSPITALITY TR          SH BEN INT A     427825104    14121  3124284 SH       SOLE                   812899        0  2311385
HOSPITALITY PPTYS TR           COM SH BEN INT   44106m102      991    47000 SH       SOLE                    42400        0     4600
HOST HOTELS & RESORTS INC      COM              44107p104     8373   621187 SH       SOLE                   186487        0   434700
KITE RLTY GROUP TR             COM              49803t102    10569  2528495 SH       SOLE                   867126        0  1661369
LTC PPTYS INC                  COM              502175102     4931   203203 SH       SOLE                    72692        0   130511
MARRIOTT INTL INC NEW          CL A             571903202     9390   313638 SH       SOLE                    98762        0   214876
PEBBLEBROOK HOTEL TR           COM              70509V100     5022   266457 SH       SOLE                    93330        0   173127
PUBLIC STORAGE                 COM              74460d109    40941   465716 SH       SOLE                   123899        0   341817
SIMON PPTY GROUP INC NEW       COM              828806109    83203  1030380 SH       SOLE                   298723        0   731657
TANGER FACTORY OUTLET CTRS I   COM              875465106    14271   344899 SH       SOLE                    90451        0   254448
U STORE IT TR                  COM              91274f104    13748  1843020 SH       SOLE                   564666        0  1278354
UDR INC                        COM              902653104    23659  1236769 SH       SOLE                   322240        0   914529
VORNADO RLTY TR                SH BEN INT       929042109    51094   700399 SH       SOLE                   190217        0   510182